11. SUBSEQUENT EVENTS (Annual) (Details Narrative) - Subsequent Event [Member] - Annual Report	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Service Retainer | shares	200,000
Commission Details	(a) an aggregate cash fee equal to four percent (4%) of the gross proceeds received from the sale of the Stock; and (b) an aggregate restricted stock fee equal to eight percent (8.0%) of the aggregate number of shares of Stock sold in the offering.
Shares Forfeited | shares	350,000
Sale of Stock, Value	$ 448,000
Sale of Stock, Shares | shares	896,000
Sale of Stock, Price per share | $ / shares	$ 0.50
Tyler Knight [Member]
Monthly Compensation	$ 5,000
Alan Janis [Member]
Monthly Compensation	10,833
Isaac Dietrich [Member]
Monthly Compensation	7,500
Hyler Fortier [Member]
Monthly Compensation	$ 5,000